Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of current and deferred portion of income tax expenses
The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were substantially attributable to the Group’s PRC subsidiaries are as follows:

	For Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Current tax	15,348	57,642	87,897
Deferred tax	1,483	(3,391)	(22,944)

Income tax expense	16,831	54,251	64,953

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate
Reconciliation of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2016, 2017 and 2018 are as follows:

	For Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensation	8.36%	5.50%	5.65%
Effect on tax rates in different tax jurisdiction	(1.01)%	(1.91)%	(1.62)%
Effect of preferential tax rate on assessable profits/losses of subsidiary incorporated in the PRC	-%	(2.24)%	2.72%
Tax incentives relating to research and development expenditure	(8.87)%	(5.16)%	(12.45)%
Other non-deductible expenses	0.78%	0.09%	0.05%
Changes in valuation allowance	(7.80)%	(0.78)%	-%

Effective income tax rate	16.46%	20.50%	19.35%

Schedule of principal components of the deferred tax assets and liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Logistics expenses accruals	511	540
Inventory write-down	7,889	10,904
Allowance for other investments	1,557	1,557
Promotion expenses accruals	1,628	253
Salary and welfare payable	447	3,678
Professional fee accruals	1,202	1,289
Marketing expenses accruals	1,265	815
Allowance for doubtful accounts	368	379
Other accruals	1,153	2,108
Net operating loss carry forward	5,833	22,872

Less: valuation allowance	(6,325)	(6,314)

Deferred tax assets, net	15,528	38,081

Deferred tax liabilities:
Identifiable intangible assets	(3,710)	(3,319)

Deferred tax liabilities	(3,710)	(3,319)

Summary of movement of the valuation allowance	Movement of the valuation allowance is as follows:
	For Year Ended December 31,
	2017	2018
	RMB	RMB

Balance as of January 1	8,397	6,325
Reversals	(2,072)	(11)

Balance as of December 31	6,325	6,314